Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Alternative Funds–0.06%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.06%	$557,594	$14,122	$—	$(18,374)	$—	$14,126	55,169	$553,342
Invesco Global Real Estate Income Fund, Class R6	—	11,999,587	—	(13,036,718)	(694,205)	1,731,336	—	—	—
Total Alternative Funds		12,557,181	14,122	(13,036,718)	(712,579)	1,731,336	14,126		553,342
Domestic Equity Funds–48.17%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.71%	64,130,621	—	(54,952,725)	(8,334,020)	13,980,708	—	415,254	14,824,584
Invesco Main Street Small Cap Fund, Class R6	4.41%	64,709,730	—	(28,123,311)	(6,555,106)	8,085,331	—	1,706,206	38,116,644
Invesco NASDAQ 100 ETF	10.00%	124,248,468	6,126,835	(37,193,519)	(14,523,510)	7,857,029	119,309	364,091	86,515,303
Invesco Russell 1000® Dynamic Multifactor ETF	13.46%	144,374,572	—	(26,443,428)	(6,398,168)	4,825,737	282,594	1,935,441	116,358,713
Invesco S&P 500 Revenue ETF	16.89%	115,021,548	37,213,926	(5,254,320)	(1,464,566)	534,367	541,879	1,271,003	146,050,955
Invesco Value Opportunities Fund, Class R6	1.70%	52,007,760	—	(42,383,348)	(7,218,080)	12,297,071	—	578,419	14,703,403
Total Domestic Equity Funds		564,492,699	43,340,761	(194,350,651)	(44,493,450)	47,580,243	943,782		416,569,602
Fixed Income Funds–10.33%
Invesco Core Bond Fund, Class R6	2.75%	40,648,368	356,490	(17,024,255)	(553,014)	376,060	356,490	4,220,505	23,803,649
Invesco Core Plus Bond Fund, Class R6	1.46%	21,432,201	199,312	(8,967,049)	(20,455)	(67,180)	199,312	1,364,081	12,576,829
Invesco Emerging Markets Sovereign Debt ETF	0.50%	1,510,114	3,026,130	—	(214,709)	—	50,099	206,772	4,321,535
Invesco Equal Weight 0-30 Year Treasury ETF(b)	2.13%	—	18,877,868	—	(513,938)	—	92,884	673,172	18,363,930
Invesco Floating Rate ESG Fund, Class R6	0.63%	3,917,702	1,648,658	—	(106,266)	—	88,569	866,682	5,460,094
Invesco High Yield Fund, Class R6	0.87%	5,968,749	1,745,220	—	(167,126)	—	113,772	2,162,419	7,546,843
Invesco Short Term Treasury ETF	1.24%	—	10,731,655	—	(24,346)	—	62,801	101,443	10,707,309
Invesco Variable Rate Investment Grade ETF	0.75%	6,197,667	335,214	—	(17,848)	—	74,056	260,237	6,515,033
Total Fixed Income Funds		79,674,801	36,920,547	(25,991,304)	(1,617,702)	308,880	1,037,983		89,295,222
International and Global Equity Funds–40.99%
Invesco Developing Markets Fund, Class R6	5.33%	24,282,817	26,538,751	(4,105,728)	375,198	(1,000,227)	—	1,316,128	46,090,811
Invesco Global Fund, Class R6	12.88%	80,633,142	41,876,748	(911,885)	(10,162,976)	(29,308)	—	1,373,006	111,405,721
Invesco International Developed Dynamic Multifactor ETF	7.79%	31,876,313	38,689,693	(3,125,990)	(644,507)	584,434	619,812	2,129,581	67,379,943
Invesco International Growth Fund, Class R6	0.00%	13,972,433	—	(14,066,453)	3,561,068	(3,467,034)	—	1	14
Invesco International Small-Mid Company Fund, Class R6	7.72%	42,289,029	27,927,767	—	(3,501,138)	—	—	1,972,669	66,715,658
Invesco RAFI Developed Markets ex-U.S. ETF	7.27%	37,397,682	26,510,370	(2,304,299)	395,130	862,676	440,058	899,307	62,861,559
Total International and Global Equity Funds		230,451,416	161,543,329	(24,514,355)	(9,977,225)	(3,049,459)	1,059,870		354,453,706
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.17%	2,317,034	7,316,612	(8,152,243)	—	—	10,212	1,481,403	1,481,403
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.32%	4,313,669	13,587,995	(15,149,187)	—	—	18,839	2,752,477	2,752,477
Total Money Market Funds		6,630,703	20,904,607	(23,301,430)	—	—	29,051		4,233,880
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $722,854,148)	100.04%	893,806,800	262,723,366	(281,194,458)	(56,800,956)	46,571,000	3,084,812		865,105,752

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.10%
Invesco Private Government Fund, 3.63%(c)(d)	0.03%	513,250	46,452,813	(46,717,535)	—	—	20,302 (e)	248,528	248,528
Invesco Private Prime Fund, 3.80%(c)(d)	0.07%	1,334,529	118,508,505	(119,195,559)	—	(1,612)	55,730 (e)	645,798	645,863
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $894,391)	0.10%	1,847,779	164,961,318	(165,913,094)	—	(1,612)	76,032		894,391
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $723,748,539)	100.14%	$895,654,579	$427,684,684	$(447,107,552)	$(56,800,956)	$46,569,388	$3,160,844		$866,000,143
OTHER ASSETS LESS LIABILITIES	(0.14)%								(1,251,753)
NET ASSETS	100.00%								$864,748,390
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$860,871,872	$—	$—	$860,871,872
Money Market Funds	4,233,880	894,391	—	5,128,271
Total Investments	$865,105,752	$894,391	$—	$866,000,143
Invesco Select Risk: High Growth Investor Fund